Trade Receivables, Net (Schedule of Trade Receivables, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Trade and other current receivables [abstract]
Trade Receivables	$ 44,137	$ 285,100
Less - allowance for doubtful debts		(568)
Trade receivables, net	$ 44,137	$ 284,532